Disclosure of deferred and restricted share units, fair value (Details) - DSU and RSU [Member] - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Carrying value	$ 3,494	$ 3,494
Intrinsic value of vested units	2,800	2,800
Current portion [Member]
Statements Line Items
Carrying value	3,494	5,632
Intrinsic value of vested units	2,800	2,576
Non-current portion [Member]
Statements Line Items
Carrying value	0	0
Intrinsic value of vested units	$ 0	$ 0